Vanguard Short-Term Tax-Exempt Bond ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Short-Term Tax-Exempt Bond ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Short-Term Tax-Exempt Bond ETF (the “Fund”) seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities between one month and seven years.